Principal Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2018	June 30, 2019
Assets
Current assets
Cash and cash equivalents	19,464,246	8,037,363
Short-term investments	5,000,000	77,250,000
Accounts receivable, net	200,289,537	407,093,056
Amount due from subsidiaries of the Company	291,902,904	549,272,236
Amount due from related parties	—	92,962,134
Prepayments and other current assets	80,565,668	95,686,339

Total current asset	597,222,355	1,230,301,128

Non-current assets
Investments	—	5,000,000
Property and equipment, net	13,376,314	17,649,497
Right-of-use asset, net	—	52,419,053
Intangible assets	—	2,612,613
Other non-current assets	8,945,774	25,596,111

Total non-current assets	22,322,088	103,277,274

Total assets	619,544,443	1,333,578,402

Liabilities
Current liabilities
Accounts payable	73,087,671	238,068,415
Amount due to subsidiaries of the Company	629,835,620	1,497,513,909
Registered users’ loyalty payable	249,881,449	172,120,365
Advance from advertising customers	152,181,358	164,606,216
Salary and welfare payable	41,665,582	72,032,140
Tax payable	100,757,561	91,918,811
Lease liabilities, current	—	24,935,349
Accrued liabilities related to users’ loyalty programs	44,133,812	46,255,061
Accrued liabilities and other current liabilities	360,711,336	461,629,127

Total current liabilities	1,652,254,389	2,769,079,393

Non-current liabilities
Lease liabilities, non-current	—	22,207,796

Total non-current assets	—	22,207,796

Total liabilities	1,652,254,389	2,791,287,189

	Six months ended June 30,
	2018	2019
Net revenues	712,036,682	2,762,489,629
Net loss	(514,632,981)	(909,376,001)

	Six months ended June 30,
	2018	2019
Net cash used in operating activities	(280,080,346)	(336,305,135)
Net cash provided by/(used in) investing activities	92,990,105	(88,029,748)
Net cash provided by financing activities	275,200,311	412,908,000

Net increase/(decrease) in cash and cash equivalents	88,110,070	(11,426,883)

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2018	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments—Wealth management products	—	115,436,080	—	115,436,080

As of June 30, 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments—Wealth management products	—	184,088,800	—	184,088,800

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue
In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Six months ended June 30,
	2018	2019
	RMB	RMB	US$(Note 2(e))
Major service line
Advertising and marketing service provided to advertising customers, recorded gross (1)(3)	533,983,843	1,894,943,812	276,029,688
Advertising and marketing service provided to advertising platforms, recorded net	135,887,052	550,236,683	80,151,010
Other service (2)	47,963,837	59,616,169	8,684,074
	717,834,732	2,504,796,664	364,864,772

(1)
For the six months ended June 30, 2018 and 2019, revenue in advertising services provided to advertising customers
,
recorded gross
,
include integrated marketing solution services which amounted to nil and RMB107.9 million, respectively, and includes advertising and marketing services provided to related parties which amounted to RMB
1.2
 million and RMB
144.5
 million, respectively. Refer to Note 20 for additional details.

(2)
For the six months ended June 30, 2018 and 2019, revenue in other services include the agent and platform services which amounted to RMB44.0 million and RMB28.9 million, respectively. For the six months ended June 30, 2018, the aforementioned agent and platform services also include RMB
5.3
 million of services that were provided to a related party. Refer to Note 20 for additional details.